Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000026757
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	6.24%	1.45%	2.62%
C000026759
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	9.42%	1.60%	2.49%
C000026760
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F Shares with sales load
Average Annual Return, Percent	9.22%	2.19%	3.00%
C000062222
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000177003
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Without Sales Load [Member] | C000026757
Average Annual Return [Line Items]
Average Annual Return, Percent	11.24%	2.40%	3.09%
Without Sales Load [Member] | C000026759
Average Annual Return [Line Items]
Average Annual Return, Percent	10.42%	1.60%	2.49%
Without Sales Load [Member] | C000026760
Average Annual Return [Line Items]
Average Annual Return, Percent	11.34%	2.39%	3.10%
Without Sales Load [Member] | C000062222
Average Annual Return [Line Items]
Average Annual Return, Percent	11.68%	2.72%	3.42%
Without Sales Load [Member] | C000177003
Average Annual Return [Line Items]
Average Annual Return, Percent	11.60%	2.71%	3.35%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)	1.52%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)	1.52%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)	1.52%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)	1.52%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)	1.52%
FEDERATED INDEX: 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	12.63%	2.76%	3.64%
FEDERATED INDEX: Morningstar Multisector Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Multisector Bond Funds Average
Average Annual Return, Percent	9.68%	2.28%	2.80%
FEDERATED INDEX: 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	12.63%	2.76%	3.64%
FEDERATED INDEX: Morningstar Multisector Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Multisector Bond Funds Average
Average Annual Return, Percent	9.68%	2.28%	2.80%
FEDERATED INDEX: 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	12.63%	2.76%	3.64%
FEDERATED INDEX: Morningstar Multisector Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Multisector Bond Funds Average
Average Annual Return, Percent	9.68%	2.28%	2.80%
FEDERATED INDEX: 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	12.63%	2.76%	3.64%
FEDERATED INDEX: Morningstar Multisector Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Multisector Bond Funds Average
Average Annual Return, Percent	9.68%	2.28%	2.80%
FEDERATED INDEX: 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	12.63%	2.76%	3.64%
FEDERATED INDEX: Morningstar Multisector Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Multisector Bond Funds Average
Average Annual Return, Percent	9.68%	2.28%	2.80%